S000094833 [Member] Expense Example, No Redemption - Man Active High Yield ETF - Man Active High Yield ETF	Sep. 16, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 71
Expense Example, No Redemption, 3 Years	$ 221